Offerings - Offering: 1	Aug. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 411,886,943.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 63,059.89
Offering Note	*Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 45,438,420 issued and outstanding shares of common stock, par value $0.0001 per share, of Y-mAbs Therapeutics, Inc. (the "Company"), multiplied by $8.60 per share (the "Offer Price"); (ii) (a) 3,879,772 shares of Company common stock subject to outstanding Company stock options with a per-share exercise price less than the Offer Price, multiplied by (b) the excess of the Offer Price over $5.44 (the weighted average exercise price of such Company stock options); (iii) 806,720 shares of Company common stock subject to outstanding Company restricted stock unit awards, multiplied by the Offer Price; and (iv) 223,100 shares of Company common stock subject to outstanding Company performance stock unit awards, multiplied by the Offer Price. **The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2025, effective October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310